Derivative Liabilities (Tables)	12 Months Ended
Aug. 31, 2019
Statements [Line Items]
Disclosure of detailed information about derivative liabilities [Table Text Block]
	Number
	of Warrants	Amount
Warrants denominated in foreign currency
Balance - September 1, 2017	6,466,513	$181,671
Decrease in fair value	-	(181,617)

Balance - August 31, 2018	6,466,513	54
Decrease in fair value	-	(53)
Balance - August 31, 2019	6,466,513	$1

Other warrants subject to potential price adjustment
Balance - September 1, 2017	6,900,000	$133,162
Issued	10,000,000	357,204
Decrease in fair value	-	(380,599)

Balance - August 31, 2018	16,900,000	109,767
Issued	4,575,000	44,199
Decrease in fair value	-	(126,898)
Balance - August 31, 2019	21,475,000	$27,068

Total derivative liabilities		$27,069